Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2010	$ (75,756)	$ 0	$ 0	$ 14,074,956	$ (14,152,192)
Beginning Balance (shares) at Dec. 31, 2010		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse merger and recapitalization (shares)			875,000
Reverse merger and recapitalization			88	1,392
Sale of common and preferred stock and warrants and exhange of promissory note, net of offering costs and beneficial conversion feature (shares)		230	78,030
Sale of common and preferred stock and warrants and exhange of promissory note, net of offering costs and beneficial conversion feature	3,043,407		8	3,043,399
Fair value of warrants issued in offering	(1,083,210)			(1,083,210)
Conversion of notes payable into common stock	0
Exercise of stock options (shares)			683
Exercise of stock options	1,766		0	1,766
Stock issued for payment of services (shares)			12,500
Stock issued for payment of services	165,000		1	164,999	0
Stock-based compensation	75,950			75,950
Rounding shares (shares)			14
Net loss	(3,978,592)				(3,978,592)
Ending balance at Dec. 31, 2011	(1,851,435)	0	97	16,279,252	(18,130,784)
Ending Balance (shares) at Dec. 31, 2011		230	966,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock (shares)			2,636,336
Sale of common stock	2,998,230		263	2,997,967
Conversion of preferred stock (shares)		225	170,455
Conversion of preferred stock	0	0	17	(17)
Conversion of notes payable into common stock (shares)	(2,069,439)		2,069,439
Conversion of notes payable into common stock	521,513		207	521,306
Exchange of warrants for common stock (shares)			135,782
Exchange of warrants for common stock	821,946		13	821,933
Exercise of stock options (shares)			551
Exercise of stock options	1,099		1	1,098
Stock issued for payment of services (shares)			207,942
Stock issued for payment of services	686,226		21	686,205
Stock-based compensation	181,610			181,610
Rounding shares (shares)			265
Net loss	(4,672,638)				(4,672,638)
Ending balance at Dec. 31, 2012	(1,313,449)	0	619	21,489,354	(22,803,422)
Ending Balance (shares) at Dec. 31, 2012		5	6,186,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of notes payable into common stock (shares)			773,983
Conversion of notes payable into common stock	124,611		77	124,534
Exchange of warrants for common stock (shares)			5,001
Exchange of warrants for common stock	732		1	731
Fair value of warrants issued	7,209			7,209
Stock issued for payment of services (shares)			310,000
Stock issued for payment of services	85,052		31	85,021
Stock-based compensation	168,374			168,374
Net loss	(1,777,300)				(1,777,300)
Ending balance at Jun. 30, 2013	$ (2,704,771)	$ 0	$ 728	$ 21,875,223	$ (24,580,722)
Ending Balance (shares) at Jun. 30, 2013		5	7,275,981